Contingent liabilities, contractual commitments and guarantees - Summary of contingent liabilities, guarantees, and commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 110,019	$ 111,922
Commitments	861,578	897,150
Off-balance sheet commitments	334,622	330,267
Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	334,934	330,412
IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	635,988	677,618
IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	636,365	678,024
– documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	7,096	7,818
– forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	61,017	78,535
– standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	793,465	810,797
Loans and other credit-related commitments
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	242,211	236,135
Loans and other credit-related commitments | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	242,211	236,135
Loans and other credit-related commitments | IFRS 9
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	619,019	660,648
Loans and other credit-related commitments | IFRS 9 | Gross carrying amount
Disclosure of contingent liabilities [line items]
Off-balance sheet commitments	619,367	661,015
HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	7,327	7,723
Commitments	0	0
HSBC Holdings | – documentary credits and short-term trade-related transactions
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – forward asset purchases and forward deposits placed
Disclosure of contingent liabilities [line items]
Commitments	0	0
HSBC Holdings | – standby facilities, credit lines and other commitments to lend
Disclosure of contingent liabilities [line items]
Commitments	0	0
Financial guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	16,998	17,009
Financial guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	0	0
– performance and other guarantees
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	92,723	94,277
– performance and other guarantees | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	7,327	7,723
– other contingent liabilities
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	298	636
– other contingent liabilities | HSBC Holdings
Disclosure of contingent liabilities [line items]
Guarantees and other contingent liabilities	$ 0	$ 0